Income Taxes, income taxes receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 9,625	$ 85,636
Federal
Income Tax Disclosure [Abstract]
Income taxes receivable		77,238
Income taxes (payable)	(5,455)
State
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 9,625	$ 8,398